FORM N-CSR

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PRINCIPLED EQUITY
                                                        MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 20 WILLIAMS STREET
                                                        WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        579 PLEASANT STREET
                                                        PAXTON, MA 01612

REGISTRANT'S TELEPHONE NUMBER:                          (508) 831-1171

DATE OF FISCAL YEAR END:                                DECEMBER 31, 2004
DATE OF REPORTING PERIOD:                               JUNE 30, 2004


ITEM 1. REPORT TO SHAREHOLDERS

A copy of the Registrant's Semi Annual Report that was transmitted to shareholders can be found below.



     =====================================================================




                                   PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND




                      ===================================



                               INVESTMENT ADVISER
                             F.L. PUTNAM INVESTMENT
                               MANAGEMENT COMPANY
                               20 Williams Street
                         Wellesley, Massachusetts 02481


                       ===================================




                               SEMI ANNUAL REPORT
                                  JUNE 30, 2004
                                   (Unaudited)



     =====================================================================

                         PRINCIPLED EQUITY MARKET FUND

The purpose of the Fund is to provide all major constituencies of investors concerned with the application of philosophical, ethical, religious, and social justice criteria to their investment portfolios with the opportunity to achieve the overall unmanaged equity market returns through a strategy of passive index replication ("indexing").

The investment objective of the Fund is long-term capital appreciation. For the information of investors the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate.

  Comparison of the Change in Value of a $10,000 Investment in the Principled Equity Market Fund, the Standard & Poors 500 Index and the Wilshire 5000 Index


                              GRAPHIC PLOT POINTS

DATE                    TRUST VALUE      S&P500 VALUE       WILSHIRE 5000
DECEMBER 31, 1996       $10,000.00       $10,000.00         $10,000.00
JUNE 30, 1997           $11,790.00       $12,060.68         $11,762.60
DECEMBER 31, 1997       $13,100.47       $13,336.28         $13,129.82
JUNE 30, 1998           $15,507.30       $15,698.43         $15,160.48
DECEMBER 31, 1998       $16,797.03       $17,147.65         $16,204.95
JUNE 30, 1999           $18,674.35       $19,270.77         $18,128.03
DECEMBER 31, 1999       $20,351.14       $20,755.72         $20,024.21
JUNE 30, 2000           $20,625.39       $20,667.73         $19,885.24
DECEMBER 31, 2000       $19,586.95       $19,329.84         $18,279.67
JUNE 30, 2001           $18,310.81       $18,035.31         $17,223.31
DECEMBER 31, 2001       $16,553.01       $17,032.28         $16,274.42
JUNE 30, 2002           $14,654.84       $14,791.07         $14,359.19
DECEMBER 31, 2002       $13,408.54       $13,267.10         $12,879.82
JUNE 30, 2003           $14,717.27       $14,828.27         $14,541.99
DECEMBER 31, 2003       $16,960.78       $17,073.95         $16,954.63
JUNE 30, 2004           $17,632.50       $17,661.94         $17,632.08

Initial subscription for shares received on December 20, 1996

The results shown above should not be considered predictive of future returns.


         ------------------------------------------------------------------
                          Principled Equity Market Fund
                           Average Annual Total Return
         ------------------------------------------------------------------

         Six Months*    1 Year    3 Year    5 Year      From Inception
         ------------------------------------------------------------------

         3.96%          19.81%   (1.25%)    (1.14%)     7.86%
         ------------------------------------------------------------------
         * Not annualized for the period from December 31, 2003 to June 30, 2004. The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions. The results shown above should not be considered predictive of future returns.
         ------------------------------------------------------------------

                          PRINCIPLED EQUITY MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004

                                   (Unaudited)


Assets:
Investments at quoted market value (cost $22,178,117;
 see Schedule of Investments, Notes 1, 2, & 6).......   $ 31,371,493
Cash ................................................        165,192
Dividends and interest receivable....................         42,521
Investment securities sold receivable................      1,474,271
                                                         -----------
    Total assets.....................................     33,053,477
                                                         -----------

Liabilities:
Investment securities bought payable.................      1,568,284
Accrued expenses and other liabilities (Note 3)......         24,954
                                                         -----------
    Total liabilities................................      1,593,238
                                                         -----------

Net Assets:
Capital stock (2,750,000 shares authorized at no par
 value, amount paid in on 2,139,709 shares outstanding)
 (Note 1)............................................     24,365,834
Accumulated undistributed net investment income
 (Note 1)............................................        143,805
Accumulated realized loss from security transactions
(Note 1).............................................    (2,242,776)
Net unrealized appreciation in value of investments
(Note 2).............................................      9,193,376
                                                         -----------
    Net assets (equivalent to $14.70 per share, based
     on 2,139,709 capital shares outstanding)........   $ 31,460,239
                                                        ============

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             STATEMENT OF OPERATIONS
                                  JUNE 30, 2004

                                   (Unaudited)

Income:
 Dividends...........................................   $   245,879
 Interest............................................           161
                                                        -----------
    Total income.....................................       246,040
                                                        -----------

Expenses:
 Management fees, net (Note 3).......................        38,422
  Insurance expense..................................        16,591
 Administration fees (Note 4)........................        13,945
 Trustees' fees and expenses.........................        12,575
 Audit and accounting fees...........................         8,168
 Legal fees..........................................         7,471
 Transfer fees (Note 4)..............................         5,977
 Custodian fees......................................         4,296
 Other expenses......................................         4,198
                                                        -----------
    Total expenses...................................       111,643
                                                        -----------

Net investment income................................       134,397
                                                        -----------

Realized and unrealized loss on investments:
  Realized loss on investments-net...................      (88,123)
  Increase in net unrealized appreciation in
   investments.......................................     1,151,244
                                                        -----------
    Net gain on investments..........................     1,063,121
                                                        -----------

Net increase in net assets resulting from operations. $   1,197,518
                                                        ===========

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                       STATEMENTS OF CHANGES IN NET ASSETS


                                             Six Months
                                               Ended           Year Ended
                                           June 30, 2004       December 31,
                                            (Unaudited)            2003
                                           ------------        -----------
From operations:
 Net investment income................... $     134,397            242,858
 Realized (loss) gain on investments,
  net....................................       (88,123)        (1,394,335)
 Increase in net unrealized
  appreciation in investments............     1,151,244          7,503,160
                                           ------------        ------------
    Net increase in net assets resulting
     from operations.....................     1,197,518          6,351,683
                                           ------------        -----------
Distributions to shareholders:
 From net investment income
 ($0.11 per share in 2003)...............         --              (242,471)
 From net realized gain on investments...         --                 --
                                          -------------        -----------
    Total distributions to shareholders..         --              (242,471)
                                          -------------        -----------

From capital share transactions:
                        Number of Shares
                         2004      2003
                       --------- --------
 Proceeds from sale of
  shares..............     361       361          5,239              4,242

 Shares issued to
  shareholders in
  distributions
  reinvested..........     --     16,409           --              228,902
 Cost of shares
  redeemed............  (1,181)  (46,689)       (16,627)          (525,087)
                       --------- --------  -------------        -----------
 Decrease in net
  assets resulting
  from capital
  share transactions..  (820)   (29,919)        (11,388)           (291,943)
                       ========= ========= -------------        -----------

Net increase in net assets...............     1,186,130           5,817,269

Net assets:
  Beginning of period....................    30,274,109          24,456,840
                                           -------------        -----------
  End of period (including undistributed
   net investment income of $143,805 and
   $9,408,
   respectively)......................... $  31,460,239       $  30,274,109
                                          ==============      =============


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)

                          Six
                          Months     Year      Year       Year      Year
                          Ended      Ended     Ended      Ended     Ended
                          June 30,   December  December   December  December
                          2004       31, 2003  31, 2002   31, 2001  31, 2000
                         (Unaudited)

Investment income ...... $ 0.11      $ 0.21    $ 0.20     $ 0.17    $ 0.20
Expenses, net...........   0.05        0.10      0.10       0.07      0.09
                         --------------------------------------------------
Net investment income ..   0.06        0.11      0.10       0.10      0.11
Net realized and
unrealized (loss
   gain on investments..   0.50        2.87     (2.77)     (2.69)    (0.78)
Distributions to
shareholders:
  From net investment
   income...............   0.00        0.11      0.10       0.10      0.11
  From net realized gain
   on investments....      0.00        0.00      0.00       0.00      0.30
                         --------------------------------------------------
Net (decrease) increase
 in net asset
   value................   0.56        2.87     (2.77)     (2.69)    (1.08)
Net asset value:
  Beginning of period...  14.14       11.27     14.04      16.73     17.81
                         --------------------------------------------------
  End of period......... $14.70      $14.14    $11.27     $14.04    $16.73
                         ==================================================

Recent Market Price       $14.07*

Total Return............   3.96%    26.49%   (19.00%)   (15.49%)   (3.76%)
Ratio of expenses
   to average net assets   0.72%     0.79%     0.72%      0.53%     0.50%
Ratio of net investment
   income to average
   net assets...........   0.87%     0.92%     0.85%      0.72%     0.60%
Portfolio turnover......   0.06      0.25      0.02       0.003     0.01
Average commission rate
 paid...................   0.0498    0.0256    0.0191     0.0197    0.0446
Number of shares
 outstanding at end of
 period................   2,139,709 2,140,529 2,170,449  2,160,880 1,911,587

Per share data and ratios
 assuming no
 waiver of advisory fees:
   Expenses.............                       0.10       0.10      0.13
   Net investment income                       0.10       0.16      0.10
   Ratio of expenses to
   average net
   assets...............                       0.74%      0.63%     0.60%
   Ratio of net
   investment income to
   average net assets...                       0.83%      0.62%     0.50%


* The Trust's shares are listed on the Chicago Stock Exchange and trade under the stock ticker "PEM". The shares trade infrequently. The market price shown is the most recent trade which occurred on from April 1, 2004.


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                                       Value
 Quantity                                             (Note 1)
 --------                                             --------
COMMON STOCK - 99.72%
           Advertising Industry -- 0.40%
  1,300    Monster Worldwide Incorporated *.......... 33,436
  1,200    Omnicom Group............................. 91,068
                                                      ----------
                                                      124,504
                                                      ----------

           Aerospace/Defense Industry - 0.30%
  1,600    Textron Incorporated...................... 94,960
                                                      ----------

           Air Transport Industry -- 0.28%
  1,400    Delta Air Lines Incorporated *............  9,968
  2,200    Gateway Incorporated *....................  9,900
  4,050    Southwest Airlines........................ 67,918
                                                      ----------
                                                      87,786
                                                      ----------

           Auto & Truck Industry -- 0.10%
    500    Cummins Incorporated...................... 31,250
                                                      ----------

           Auto Parts (OEM) Industry -- 0.28%
    700    Arvinmeritor Incorporated................. 13,699
           Superior Industries International
    600    Incorporated.............................. 20,070
  1,300    Synovus Financial Corporation............. 32,916
  1,800    Visteon Corp.............................. 21,006
                                                      ----------
                                                      87,691
                                                      ----------

           Auto Parts (Replacement) Industry -- 2.13%
 16,850    Genuine Parts Company..................... 668,608
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)
                                                         Value
 Quantity                                              (Note 1)
 --------                                              --------
           Bank Industry -- 10.29%
  5,100    BB&T Corporation..........................   188,547
  7,030    Bank One Corporation *....................   358,530
 14,101    Bank of America Corporation .............. 1,193,227
  3,000    Bank of New York Company Incorporated.....    88,440
    900    Capital One Financial Corporation.........    61,542
    600    Keycorp...................................    17,934
  1,100    M & T Bank Corporation....................    96,030
  1,100    PNC Financial Services Group..............    58,388
    900    State Street Corporation..................    44,136
  1,500    Suntrust Banks Incorporated...............    97,485
  4,600    Wachovia Corporation .....................   204,700
  4,104    Washington Mutual Incorporated............   158,578
 11,700    Wells Fargo and Company...................   669,591
                                                      ----------
                                                      3,237,128
                                                      ----------

           Bank (Midwest) Industry -- 2.48%
  1,100    Comerica Incorporated.....................    60,368
  2,700    Fifth Third Bankcorp......................   145,206
  5,400    Mellon Financial Corp.....................   158,382
  3,700    National City Corporation.................   129,537
  1,100    Northern Trust Corp.......................    46,530
  8,728    US Bankcorp...............................   240,543
                                                      ----------
                                                        780,566
                                                      ----------

           Beverage (Soft Drink) Industry -- 2.72%
  2,500    Coca Cola Enterprises.....................    72,475
 14,510    Pepsico Incorporated......................   781,798
                                                      ----------
                                                        854,273
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)
                                                         Value
 Quantity                                              (Note 1)
 --------                                              --------
           Business Services Industry -- 0.11%
  1,300    Sungard Data Systems *....................    33,800
                                                      ----------

           Chemical (Diversified) Industry -- 0.70%
  2,700    Air Products and Chemicals Incorporated...   141,615
  1,400    Millipore Corporation *...................    78,918
                                                      ----------
                                                        220,533
                                                      ----------

           Chemical (Specialty) Industry -- 0.41%
  2,600    Praxair Incorporated......................   103,766
    400    Sigma-Aldrich.............................    23,844
                                                      ----------
                                                        127,610
                                                      ----------

           Communication Industry -- 0.03%
  2,200    Ciena Corporation *.......................     8,140
                                                      ----------

           Computer Integrated Systems Design Industry -- 0.07%
    600    Fiserv Incorporated *.....................    23,334
                                                      ----------

           Computer & Peripherals Industry -- 3.22%
  3,200    3Com Corporation *........................    20,000
  2,000    Apple Computer Incorporated *.............    65,080
 15,400    Dell Incorporated *.......................   551,628
  7,400    EMC Corporation/Mass *....................    84,360
 10,100    Hewlett Packard Company...................   213,110
  1,800    Ingram Micro Incorporated - Class A *.....    26,046
    124    MIPS Technologies *.......................       758
    900    Silicon Graphics Incorporated *...........     1,980

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)
                                                         Value
 Quantity                                              (Note 1)
 --------                                              --------
           Computer & Peripherals Industry (Continued)
 11,200    Sun Microsystems Incorporated *...........    48,608
                                                      ----------
                                                      1,011,570
                                                      ----------

           Computer Networks Industry -- 0.15%
  1,200    Comverse Technology Incorporated *........    23,928
  1,100    Network Appliance Incorporated *..........    23,771
                                                      ----------
                                                         47,699
                                                      ----------

           Computer Related Business Services
           Industry -- 0.10%
    300    Adaptec Incorporated *....................     2,538
  2,700    Siebel Systems Incorporated *.............    28,863
                                                      ----------
                                                         31,401
                                                      ----------

           Computer Software & Services Industry -- 7.06%
    800    Adobe Systems Incorporated................    37,200
  2,600    Automatic Data Processing.................   108,888
    400    Citrix Systems Incorporated *.............     8,144
           Computer Associates International
  3,750    Incorporated..............................   105,225
  3,000    Compuware Corporation *...................    19,800
  3,685    First Data Corporation....................   164,056
 46,600    Microsoft Corporation..................... 1,331,828
    900    Nvidia Corporation *......................    18,423
 25,400    Oracle Corporation *......................   303,022
  1,200    PeopleSoft Incorporated *.................    22,212
     49    Roxio Incorporated *......................       240
  3,691    Veritas Software Company *................   102,573
                                                      ----------
                                                       2,221,611
                                                      ----------
* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)
                                                         Value
 Quantity                                              (Note 1)
 --------                                              --------
           Consumer and Business Services Industry -- 0.25%
  1,500    Paychex Incorporated......................    50,835
           Reynolds & Reynolds Incorporated -
    200    Class A...................................     4,626
    800    Robert Half International Incorporated*...    23,816
                                                      ----------
                                                         79,277
                                                      ----------

           Diversified Company Industry -- 0.63%
  2,100    Hillenbrand Industries....................   126,945
  2,500    Service Corporation International *.......    18,425
  1,700    Thermo Electron Corporation *.............    52,258
                                                      ----------
                                                        197,628
                                                      ----------

           Drug Industry -- 4.34%
  1,600    AmerisourceBergen Corporation.............    95,648
  4,100    Amgen Incorporated *......................   224,229
  4,400    Eli Lilly and Company.....................   307,604
  4,200    Forest Laboratories Incorporated *........   237,846
    700    Genzyme Corporation - General Division*...    33,131
    200    Indevus Pharmaceuticals Incorporated *....     1,230
  1,200    King Pharmaceuticals Incorporated *.......    13,740
  1,049    Medco Health Solutions Incorporated * ....    39,338
  8,700    Merck and Company Incorporated............   413,250
                                                      ----------
                                                      1,366,016
                                                      ----------

           Drugstore Industry -- 0.88%
  2,200    Longs Drugstores Corp.....................    52,514
    800    Rite Aid Corporation *....................     4,176
  6,100    Walgreen Company..........................   220,881
                                                      ----------
                                                        277,571
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)
                                                         Value
 Quantity                                              (Note 1)
 --------                                              --------
           Electric & Other Utility Services
           Industry -- 0.11%
  4,500    Calpine Corporation *.....................    19,440
  2,100    Sierra Pacific Resources *................    16,191
                                                      ----------
                                                         35,631
                                                      ----------

           Electric Utility (West) Industry --
           0.49%
  7,000    Puget Energy Incorporated ................   153,370
                                                      ----------

           Electrical Equipment Industry -- 1.06%
  1,600    Avnet Incorporated *......................    36,320
  1,800    Emerson Electric Company..................   114,390
  1,600    Grainger, WW Incorporated.................    92,000
  1,600    Maxim Integrated Products.................    84,032
    300    Qlogic Corporation *......................     7,977
                                                      ----------
                                                        334,719
                                                      ----------

           Electronics Industry -- 0.02%
    200    Scientific-Atlanta Incorporated...........     6,900
                                                      ----------

           Entertainment Industry -- 0.11%
    839    Metro-Goldwyn-Mayer Incorporated *........    10,152
    800    Univision Communications - Class A *......    25,544
                                                      ----------
                                                         35,696
                                                      ----------

           Environmental Industry -- 0.47%
  7,200    AutoNation Incorporated *.................   123,120
  1,000    Flowserve Corporation *...................    24,940
                                                      ----------
                                                        148,060
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)
                                                         Value
 Quantity                                              (Note 1)
 --------                                              --------
           Financial Services Industry -- 4.63%
  7,800    American Express Company..................   400,764
  1,700    Deluxe Corporation........................    73,950
  3,400    Franklin Resources Incorporated...........   170,272
    338    Gartner Group Incorporated - Class B *....     4,357
  1,000    H&R Block Incorporated....................    47,680
    900    Janus Capital Group Incorporated..........    14,841
  5,400    MBNA Corporation..........................   139,266
  6,040    Morgan Stanley............................   318,731
  2,100    Prudential Financial......................    97,587
 17,550    Schwab (Chas) Corporation.................   168,656
    400    T Rowe Price Group Incorporated...........    20,160
                                                      ----------
                                                      1,456,264
                                                      ----------

           Food Processing Industry -- 2.92%
  1,100    Campbell Soup Company.....................    29,568
  4,400    General Mills Incorporated................   209,132
  9,000    Hershey Foods Corporation.................   416,430
  3,100    Kellogg Company...........................   129,735
  2,100    Wm Wrigley Jr Company.....................   132,405
                                                      ----------
                                                        917,270
                                                      ----------

           Food Wholesalers Industry -- 1.36%
 11,900    Sysco Corporation.........................   426,853
                                                      ----------

           Foreign Telecommunication Industry --
           0.16%
 10,400    Nortel Networks Corporation *.............    51,896
                                                      ----------

           Furniture ands Home Furnishings
           Industry -- 0.12%
  1,400    Leggett & Platt Incorporated..............    37,394
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)
                                                         Value
 Quantity                                              (Note 1)
 --------                                              --------
           Grocery Industry -- 0.16%
  1,652    Albertson's Incorporated..................    43,844
    800    Winn-Dixie Stores Incorporated *..........     5,760
                                                      ----------
                                                         49,604
                                                      ----------

           Healthcare Information Systems
           Industry -- 0.39%
  3,600    McKesson Corp.............................   123,588
                                                      ----------

           Home Appliance Industry -- 0.13%
    500    Maytag Corporation........................    12,255
    400    Whirlpool Corporation.....................    27,440
                                                      ----------
                                                         39,695
                                                      ----------

           Homebuilding Industry -- 0.08%
    900    D.R. Horton Incorporated..................    25,560
                                                      ----------

           Household Products Industry -- 0.15%
  1,982    Newell Rubbermaid Incorporated............    46,577
                                                      ----------

           Industrial Services Industry - 0.04%
    300    Nabors Industries Limited *...............    13,566
                                                      ----------

           Insurance (Diversified) Industry --
           5.23%
 11,773    American International Group..............   839,179
  1,200    Lincoln National Corporation..............    56,700
  4,000    Lowe's Companies Incorporated.............   210,200
    600    MBIA Inc .................................    34,272
  1,500    MGIC Investment Corporation...............   113,790


* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)
                                                         Value
 Quantity                                              (Note 1)
 --------                                              --------
           Insurance (Diversified) Industry
           (Continued)
  2,400    Marsh and Mclennan Companies..............   108,912
  4,213    St. Paul Travelers Companies *............   170,795
  7,000    UnumProvident Corporation.................   111,300
                                                      ----------
                                                      1,645,148
                                                      ----------

           Insurance (Life) Industry - 0.45%
  2,000    AFLAC Incorporated........................    81,620
    900    Jefferson-Pilot Corporation...............    45,720
  1,000    Providian Financial Corp *................    14,670
                                                      ----------
                                                        142,010
                                                      ----------

           Insurance (Property/Casualty) Industry -- 2.07%
  4,400    Allstate Corporation......................   204,820
  1,100    American National Insurance...............   102,201
    900    Chubb Corporation.........................    61,362
    630    Cincinnati Financial......................    27,418
  1,400    Hartford Financial Services Group.........    96,236
  1,500    Progressive Corp..........................   127,950
    700    Safeco Corporation........................    30,800
                                                      ----------
                                                        650,787
                                                      ----------

           Internet Auction Industry -- 0.29%
  1,000    E-Bay Incorporated *......................    91,950
                                                      ----------

           Internet Services Industry-- 0.37%
  3,200    Yahoo! Incorporated *.....................   116,480
                                                      ----------

           Machinery (Construction & Mining)Industry -- 0.47%
  2,100    Deere and Company.........................   147,294
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)
                                                         Value
 Quantity                                              (Note 1)
 --------                                              --------

           Machinery Industry -- 0.24%
    200    Snap-On Incorporated......................     6,710
  1,500    Stanley Works.............................    68,370
                                                      ----------

                                                         75,080
                                                      ----------

           Management Services Industry -- 0.22%
  1,300    Convergys Corporation *...................    20,020
  1,000    KLA-Tencor Corporation *..................    49,380
                                                      ----------
                                                         69,400
                                                      ----------

           Manufacturing (Communication/Industrial Products)
           Industry -- 0.06%
  4,700    JDS Uniphase Corp *.......................    17,813
                                                      ----------

           Manufacturing - Electronics (General)Industry -- 0.45%
  2,100    American Power Conversion.................    41,349
  3,125    Molex Incorporated........................   100,250
                                                      ----------
                                                        141,599
                                                      ----------

           Manufacturing - Electronics (Other)Industry --0.40%
    400    Novellus Systems Incorporated *...........    12,576
  6,125    Symbol Technologies Incorporated..........    90,283
    900    Thomas and Betts Corporation *............    24,507
                                                      ----------
                                                        127,366
                                                      ----------

           Manufacturing (General) Industry -- 0.58%
  1,800    Diebold Incorporated......................    95,166
    900    Lexmark International Incorporated *......    86,877
                                                      ----------
                                                        182,043
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)
                                                         Value
 Quantity                                              (Note 1)
 --------                                              --------
           Media Industry -- 0.40%
  4,700    Fox Entertainment Group - Class A *.......   125,490
                                                      ----------

           Medical (Supplies & Services) Industry
           -- 0.16%
    400    Laboratory Corporation of America *.......    15,880
    400    Quest Diagnostics.........................    33,980
                                                      ----------
                                                         49,860
                                                      ----------

           Medical Services Industry -- 1.10%
  2,600    IMS Health Incorporated...................    60,944
  4,600    United Health Group Incorporated..........   286,350
                                                      ----------
                                                        347,294
                                                      ----------

           Medical Supplies Industry -- 5.49%
  8,100    Abbott Laboratories.......................   330,156
  2,200    Baxter International Incorporated.........    75,922
    300    Becton Dickinson and Company..............    15,540
  3,475    Biomet Incorporated.......................   154,429
  4,800    Boston Scientific Corporation *...........   205,440
  1,000    Guidant Corporation.......................    55,880
  7,600    Medtronic Incorporated....................   370,272
  9,400    Stryker Corporation.......................   517,000
    116    Viasys Healthcare Incorporated *..........     2,426
                                                      ----------
                                                      1,727,065
                                                      ----------
           Metal Fabricating Industry - 1.43%
  4,700    Illinois Tool Works.......................   450,683
                                                      ----------

           Metals & Mining (Diversified)
           Industry  -- 0.62%
  5,600    Inco Limited *............................   193,536
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)
                                                         Value
 Quantity                                              (Note 1)
 --------                                              --------
           Natural Gas (Distribution) Industry -- 0.42%
  4,600    WGL Holdings..............................   132,112
                                                      ----------

           Natural Gas (Diversified) Industry -- 0.64%
  5,500    Keyspan Corporation.......................   201,850
                                                      ----------

           Newspaper Industry -- 0.85%
  2,500    Gannett Company...........................   212,125
  1,190    Tribune Company...........................    54,193
                                                      ----------
                                                        266,318
                                                      ----------

           Office Equipment & Supplies Industry -- 1.05%
  2,300    Ikon Office Solutions Incorporated........    26,381
    400    Imagistics International Incorporated *...    14,160
  1,000    Office Depot Incorporated *...............    17,910
  5,000    Pitney Bowes Incorporated.................   221,250
    700    Staples Incorporated......................    20,587
  2,100    Xerox Corporation *.......................    30,450
                                                      ----------
                                                        330,738
                                                      ----------

           Oil and Mining Services Industry -- 0.06%
  3,200    Global Industries Limited *...............    18,304
                                                      ----------


           Oil Exploration Industry -- 0.02%
    212    Cimarex Energy Company *..................     6,409
                                                      ----------

           Oilfield Services/Equipment Industry -- 0.56%
    200    Cooper Cameron Corporation *..............     9,740
    400    Ensco International Incorporated..........    11,640
  1,266    Global Santa Fe Corporation...............    33,549


* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)
                                                         Value
 Quantity                                              (Note 1)
 --------                                              --------
           Oilfield Services/Equipment Industry (Continued)
    400    Helmerich & Payne.........................    10,460
    600    Noble Corporation *.......................    22,734
    700    Rowan Companies Incorporated *............    17,031
  1,936    Transocean Incorporated  *................    56,028
    712    Varco International *.....................    15,586
                                                      ----------
                                                        176,768
                                                      ----------

           Packaging & Container Industry -- 0.69%
  3,100    Aptargroup Incorporated ..................   135,439
  1,800    Bemis Company.............................    50,850
    300    Sealed Air Corporation *..................    15,981
    550    Sonoco Products Company...................    14,025
                                                      ----------
                                                        216,295
                                                      ----------

           Paper & Forest Products Industry --
           0.18%
     48    Kadant Incorporated *.....................     1,110
  1,700    Plum Creek Timber Company.................    55,386
                                                      ----------
                                                         56,496
                                                      ----------

           Petroleum (Integrated) Industry -- 1.34%
  5,058    Devon Energy Corporation..................   333,828
  1,200    Murphy Oil Corporation....................    88,440
                                                      ----------
                                                        422,268
                                                      ----------

           Petroleum (Producing) Industry -- 1.09%
  5,664    Anadarko Petroleum Corporation............   331,910
    200    Pogo Producing Company....................     9,880
                                                      ----------
                                                        341,790
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)
                                                         Value
 Quantity                                              (Note 1)
 --------                                              --------
           Pharmaceutical Research & Development Industry -- 0.05%
    580    Hospira Incorporated *....................    16,008
                                                      ----------

           Publishing Industry -- 0.24%
  1,000    Mcgraw-Hill Companies Incorporated........    76,570
                                                      ----------

           Railroad Industry - 0.59%
  2,300    CSX Corporation...........................    75,371
  4,200    Norfolk Southern Corporation..............   111,426
                                                      ----------
                                                        186,797
                                                      ----------

           Real Estate Investment Trust Industry -- 0.46%
  5,300    Equity Office Properties Trust............   144,160
                                                      ----------

           Real Estate (Other) Industry -- 1.23%
 11,200    AMB Property Corporation..................   387,856
                                                      ----------

           Recreation Industry -- 0.05%
  2,000    Six Flags Incorporated *..................    14,520
                                                      ----------

           Rental & Leasing Industry -- 0.07%
  1,200    United Rentals Incorporated *.............    21,468
                                                      ----------

           Restaurant Industry -- 0.05%
    700    Darden Restaurants Incorporated ..........    14,385
                                                      ----------

           Retail Building Supply Industry -- 1.20%
 10,700    Home Depot Incorporated...................   376,640
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)
                                                         Value
 Quantity                                              (Note 1)
 --------                                              --------
           Retail (Special Lines) Industry -- 0.13%
  1,100    Tiffany & Company.........................    40,535
                                                      ----------

           Retail Store Industry -- 1.51%
    700    American Eagle Outfitters *...............    20,237
    800    BJ's Wholesale Club Incorporated *........    20,000
  4,300    Borders Group Incorporated................   100,792
  1,600    CVS Corporation...........................    67,232
  2,176    Dollar General............................    42,563
  4,200    Federated Department Stores...............   206,220
    100    Foot Locker Incorporated .................     2,434
    271    Neiman Marcus Group - Class B.............    14,038
                                                      ----------
                                                        473,516
                                                      ----------

           Retail - Televisions, Radios, and Electronics Industry -- 0.29%
  1,050    Best Buy Company Incorporated.............    53,277
  2,500    Circuit City Stores.......................    32,375
    200    RadioShack Corporation....................     5,726
                                                      ----------
                                                         91,378
                                                      ----------

           Securities Brokerage Industry - 0.73%
  4,200    Merrill Lynch and Company Incorporated....   226,716
     87    Piper Jaffray Companies *.................     3,935
                                                      ----------
                                                        230,651
                                                      ----------

           Semiconductor Industry -- 3.01%
  1,800    Altera Corporation *......................    39,888
  2,200    Analog Devices Incorporated...............   103,576
  1,200    Broadcom Corporation - Class A *..........    55,920

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)
                                                         Value
 Quantity                                              (Note 1)
 --------                                              --------
           Semiconductor Industry (Continued)
 21,500    Intel Corporation.........................   593,400
  1,800    LSI Logic Corp *..........................    13,716
  2,200    Micron Technology Incorporated *..........    33,682
    947    Mykrolis Corporation *....................    16,497
  1,800    National Semiconductor Company *..........    39,582
  1,500    Xilinx Incorporated *.....................    49,965
                                                      ----------
                                                        946,226
                                                      ----------

           Semiconductor Capital Equipment Industry -- 0.37%
  5,900    Applied Materials Incorporated *..........   115,758
                                                      ----------

           Steel (General) Industry -- 0.03%
    400    Worthington Industries....................     8,212
                                                      ----------

           Telecommunication Equipment Industry
           -- 2.10%
  1,400    ADC Telecommunication Incorporated *......     3,976
  1,800    Agilent Technologies Incorporated *.......    52,704
    300    Andrew Corporation *......................     5,985
 24,700    Cisco Systems Incorporated *..............   585,390
  1,400    Tellabs Incorporated *....................    12,236
                                                      ----------
                                                        660,291
                                                      ----------

           Telecommunication Services Industry -- 4.79%
  6,500    A T & T Corporation.......................    95,095
 16,800    A T & T Wireless Services *...............   240,576
  1,800    Alltel Corporation........................    91,116
 10,700    Bellsouth Corporation.....................   280,554
           Nextel Communications Incorporated -
  2,900    Class A *.................................    77,314
  2,800    Qualcomm Incorporated.....................   204,344

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)
                                                         Value
 Quantity                                              (Note 1)
 --------                                              --------
           Telecommunication Services Industry (Continued)
 14,747    SBC Communications Incorporated...........   357,615
  9,100    Sprint Corporation (FON Group) ...........   160,160
                                                      ----------
                                                      1,506,774
                                                      ----------

           Thrift Industry -- 3.38%
  4,300    Federal Home Loan Mortgage Association....   272,190
 11,100    Federal National Mortgage Association.....   792,096
                                                      ----------
                                                      1,064,286
                                                      ----------

           Toiletries/Cosmetics Industry -- 0.91%
  6,200    Avon Products Incorporated................   286,068
                                                      ----------

           Transportation Industry -- 0.61%
  3,100    Harley-Davidson Incorporated..............   192,014
                                                      ----------

           Transportation Services Industry -- 1.69%
  1,278    Sabre Holdings Corporation................    35,413
  6,600    United Parcel Service - Class B...........   496,122
                                                      ----------
                                                        531,535
                                                      ----------

           Total common stocks (cost $22,178,117).... 31,371,493
                                                      ----------

CASH & OTHER ASSETS, LESS LIABILITIES - 0.28%........     88,746
                                                      ----------

Total Net Assets.....................................$31,460,239
                                                     ============

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2004



1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value.
    Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Fund intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
2. Tax basis of investments:
   At June 30, 2004, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $9,959,246. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $765,870. Net unrealized appreciation in investments at June 30, 2004 was $9,193,376.
   The Trust also had no post-October capital losses for the year ended December 31, 2003.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2004

                                   (Continued)

   At December 31, 2003, the Trust has capital loss carryforwards with the following expiration dates:

      2009....................................    $      7,940
      2010....................................         737,538
      2011....................................       1,417,875
                                                  -------------
                                                  $  2,163,353
                                                  =============
3. Investment advisory and sub-advisory agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor").
   The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio. The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam.
   The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). For the six months ended June 30, 2004, the Trust paid to F.L. Putnam $15,367 and $23,055 to PanAgora in investment advisory fees.
   F.L. Putnam, whose parent provided the necessary capital to establish the Trust, waived its total management fees from the inception of the Trust through March 15, 2002 in order to assist the Trust in commencing operations. On March 15, 2002, the Board of Trustees authorized F.L. Putnam to begin receiving compensation for its services.
   At June 30, 2004, investment advisory fees of $19,393 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. Of this amount $7,757 was due to F.L. Putnam and $11,636 was due to PanAgora.
4. Administration and transfer agent services:
   The Trust has entered into an agreement with Cardinal Investment Services Inc. for administrative, transfer agent and dividend disbursing agent services. Annual fees for these services are $40,000.
5. Related parties:
   The President and Secretary of the Trust, Mr. David Putnam, is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2004

                                   (Continued)

6. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2004 were:
    Cost of securities acquired:
      U.S. Government and investments backed by
       such securities........................    $        --
      Other investments.......................      1,929,444
                                                  -------------
                                                  $ 1,929,444
                                                  =============

    Proceeds from sales and maturities:
      U.S. Government and investments backed by
       such securities........................    $        --
      Other investments.......................      1,723,163
                                                  -------------
                                                  $ 1,723,163
                                                  =============
7. Certain Transactions:
   It is the Trust's intention, as authorized by the Board of the Trustees of the Trust, to repurchase on the Chicago Stock Exchange shares of common stock of the Trust from time to time and in such amounts as determined by the Trustees to be in the best interests of the Trust and its shareholders at a price which is no higher than the current net asset value of such shares.
8. Distribution to Shareholders:
   On December 3, 2003, a distribution of $0.11 per share was declared. The dividend was paid on December 26, 2003 to shareholders of record on December 19, 2003.
   The tax character of distributions paid during 2003 and 2002 was as follows:

                                               2003          2002
      Distributions paid from:
         Ordinary income................. $    242,471      223,788
                                          ============  ===========

   As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

      Accumulated undistributed net investment
       income.................................    $        9,408
      Accumulated realized loss from securities
       transactions...........................        (2,154,653)
      Net unrealized appreciation in value of
       investments............................         8,042,132
                                                  ---------------
                                                  $     5896,887
                                                  ===============

                          PRINCIPLED EQUITY MARKET FUND

                               OFFICERS & TRUSTEES


HOWARD R. BUCKLEY                            Trustee
Born: April 24, 1937
President, Chief Executive Officer and
Director, (Retired) Mercy Health
System of Maine

SISTER ANNE MARY DONOVAN                     Trustee
Born: March 31, 1941
Treasurer, Emmanuel College

DR. LORING E. HART                           Trustee
Born: September 22, 1924
President (Retired), St. Joseph's College

SISTER MARY LABOURE MORIN                    Trustee
Born: November 17, 1931
Former President, Regional Community of
Portland, Sisters of Mercy of the Americas

DAVID W.C. PUTNAM                            President, Secretary
Born: October 8, 1939                        and Trustee
President
F.L. Putnam Securities Company, Incorporated

REV. MSGR. VINCENT TATARCZUK                 Trustee
Born: April 12, 1925
Chancellor (Retired), Diocese of Portland

GEORGE A. VIOLIN, M.D., F.A.C.S.             Trustee
Born:February 21, 1944
Physician; Principal, Ambulatory
Surgical Centers of America, L.L.C.

REV. MR. JOEL M. ZIFF                        Trustee
Born: October 10, 1932
Director of Finance, Sisters of Mercy
Regional Community of Merion

The address for each officer and trustee shown above is 579 Pleasant Street, Suite 4, Paxton, MA 01612

                          PRINCIPLED EQUITY MARKET FUND



                                       27

                               INVESTMENT ADVISER
                    F.L. Putnam Investment Management Company
                              20 Williams Street,
                         Wellesley, Massachusetts 02481
                                 (800) 344-3435

                                   SUB-ADVISOR
                         PanAgora Asset Management, Inc.
          260 Franklin Street, 22nd Floor, Boston, Massachusetts 02110

                                    CUSTODIAN
                         Investors Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
           40 Grove Street, Suite 380, Wellesley, Massachusetts 02482

                        ADMINISTRATOR AND TRANSFER AGENT
                       Cardinal Investment Services, Inc.
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219

                              Sullivan & Worcester
               One Post Office Square, Boston, Massachusetts 02109






This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.

ITEM 2. CODE OF ETHICS

As  of  the period  ended  June 30, 2004,  Principled  Equity  Market Fund
(also referred to herein as the "Registrant," or the "Trust") has adopted a code of ethics ("Code") that applies to the Registrant's principal executive officer and principal financial officer, principal accounting officer or controller, or person performing similar functions, a copy of which is included as an exhibit to this Form N-CSR. Any person may request without charge a copy of the Registrant's code of ethics by contacting the Trust collect at (508) 831-1171.

A copy of the Trust's Code of Ethics was filed as an exhibit to its annual report on Form N-CSR


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joel M. Ziff, who is an "independent" trustee for the purposes of this Item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The information required by this Item 4 was filed in the Trust's annual report on this Form N-CSR.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Registrant's board of trustees has determined that the Registrant has a standing audit committee. The names of the audit committee are Joel M. Ziff, Howard R. Buckley, Sr. Anne Mary Donovan, Dr. Loring E. Hart, Sr. Mary Laboure Morin, Reverend Vincent Tatarczuk, and George A. Violin.


ITEM 6. SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under
Item 1 of the Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES



                         Principled Equity Market Fund
                       Proxy Voting Policy and Procedures

This policy is designed to reflect the fiduciary duty to vote proxies in favor of shareholder interests. In determining our vote, we will not subordinate the economic interest of the Fund to any other entity or interested party. The following guidelines will be used for each of the following four categories of issues:

Routine Proposals

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

>>      Approval of auditors
>>      Election of directors
>>      Indemnification provisions for directors
>>      Liability limitations of directors
>>      Name changes

Non-Routine Proposals

Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder's investment. We will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the fund. Non-routine matters include:

>>      Mergers and acquisitions
>>      Restructuring
>>      Re-incorporation
>>      Changes in capitalization
>>      Increase in number of directors
>>      Increase in preferred stock
>>      Increase in common stock
>>      Stock option plans

Corporate Governance Proposals

We will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

>>      Poison pills
>>      Golden parachutes
>>      Greenmail
>>      Supermajority voting
>>      Dual class voting
>>      Classified boards

Shareholder Proposals

Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. We will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund. Shareholder matters include:

>>      Annual election of directors
>>      Anti-poison pill
>>      Anti-greenmail
>>      Confidential voting
>>      Cumulative voting

The full Board has delegated to a sub committee consisting of two (2) board members and one (1) officer of the Trust the implementation of this policy with respect to specific votes by the Trust.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


                   REGISTRANT PURCHASES OF EQUITY SECURITIES

PERIOD        TOTAL           AVERAGE        TOTAL           MAXIMUM NUMBER
              NUMBER OF       PRICE PAID     NUMBER OF       OF SHARES THAT
2004          SHARES          PER SHARE      SHARES          MAY YET BE
              PURCHASED                      PURCHASED       PURCHASED UNDER
                                             AS PART OF      THE PLANS OR
                                             PUBLICALLY      PROGRAMS
                                             ANNOUNCED
                                             PLANS OR
                                             PROGRAMS


JAN 1-31
FEB 1-29
MAR 1-31      1,783             $13.43       1,783           105,243
APR 1-30      1,181             $14.07       1,181           104,062
MAY 1-31
JUN 1-30

TOTAL         2,964             $13.68       2,964           104,062

FOOTNOTES TO TABLE
(a)  The Plan was announced December 31, 2003.
(b) Share amount approved is equal to 5% of shares outstanding at December 31, 2003; 107,026 shares
(c)  The expiration date of the plan is December 31, 2004
(d)  Not aplicable
(e)  Not applicable

ITEM 9. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

None

ITEM 10. CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-CSR is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 11. EXHIBITS

(a)  Code of Ethics

(b)  Certifications



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